INVENTORIES:	12 Months Ended
Dec. 31, 2011
INVENTORIES:
INVENTORIES:

6. INVENTORIES:

Inventories are comprised of the following:

	December31,
($inmillions)	2011	2010
Raw materials	$222.9	$181.6
Work-in-process	88.9	79.9
Finished goods	355.3	272.6
Packaging materials	7.2	7.7
Total	$674.3	$541.8